Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Natural gas, natural gas liquids, oil, condensate, sulfur and helium sales	$ 200,608	$ 201,719	$ 202,634
Commodity risk management gains (losses), net	(3,937)	28,110	37,269
Other revenue	701	1,486	1,676
Total revenue	197,372	231,315	241,579
COSTS AND EXPENSES:
Operations and maintenance	41,426	41,391	32,287
Taxes other than income	12,928	15,343	15,436
General and administrative	53,131	50,990	42,525
Impairment	214,286	45,289	11,728
Depreciation, Depletion and Amortization	89,444	90,510	66,909
Total costs and expenses	411,215	243,523	168,885
OPERATING INCOME (LOSS)	(213,843)	(12,208)	72,694
OTHER INCOME (EXPENSE):
Interest expense, net	18,789	16,276	10,845
Interest rate risk management gains (losses), net	(1,104)	(4,727)	(11,401)
Other (expense) income	(30)	(28)	(149)
Total other (expense) income	(19,923)	(21,031)	(22,395)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(233,766)	(33,239)	50,299
Income Tax Expense (Benefit)	(5,595)	(1,093)	(3,350)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(228,171)	(32,146)	53,649
Discontinued operations, net of tax	(49,808)	(118,456)	19,483
Net income (loss)	$ (277,979)	$ (150,602)	$ 73,132
NET INCOME PER COMMON UNIT—BASIC AND DILUTED:
Net Income (loss) from continuing operations per common unit - basic	$ (1.50)	$ (0.26)	$ 0.47
Net Income (loss) from continuing operations per common units - diluted	$ (1.50)	$ (0.26)	$ 0.45
Discontinued operations per common unit - basic	$ (0.32)	$ (0.87)	$ 0.18
Discontinued operations per common unit - diluted	$ (0.32)	$ (0.87)	$ 0.17
Net income (loss) per common unit - basic	$ (1.82)	$ (1.13)	$ 0.65
Net income (loss) per common unit - diluted	$ (1.82)	$ (1.13)	$ 0.62
Weighted Average Number of Shares Outstanding Basic and Diluted
Weighted average common units outstanding - basic	153,562	135,609	110,435
Weighted Average common units outstanding - diluted	153,562	135,609	116,941